FINANCIAL INSTRUMENTS AND RISK (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Schedule of Maturities of Financial Liabilities Undiscounted Contractual Cash Flows
	Carrying amount	Contractual cash flows	Less than 1 year	1 - 3 years	4 - 5 years	After 5 years
	$	$	$	$	$	$
Accounts payable and accrued liabilities	4,368,281	4,368,218	4,368,281	—	—	—
Interest payable	650,278	650,278	650,278	—	—	—
Loans payable	3,588,352	3,588,352	3,444,497	143,855	—	—
Loans from related parties	3,866,983	3,866,983	3,866,983	—	—	—
Bonds payable	1,882,750	1,882,750	1,882,750	—	—	—
Lease liability	1,685,678	3,313,033	507,403	1,160,875	773,033	871,722
Total	16,042,322	17,669,614	14,720,192	1,304,730	773,033	871,722

Schedule of Financial Instruments Denominated in Foreign Currencies
	Argentine Pesos	Colombian Pesos	Mexican Pesos	United States Dollars	Total
	$	$	$	$	$
Cash	34,531	28,218	31,611	(4,454)	89,907
Amounts receivable	90,045	144,491	364,285	—	598,821
Accounts payable and accrued liabilities	(442,629)	(981,541)	(665,231)	(913,195)	(3,002,597)
Interest payable	—	(5,539)	—	—	(5,539)
Lease liability	(576,868)	(1,006,160)	(102,650)	—	(1,685,678)
Loans payable	—	(1,614,063)	(148,245)	—	(1,762,308)
Loans from related parties	—	(18,546)	—	—	(18,546)
Net	(894,921)	(3,453,141)	(520,229)	(917,649)	(5,785,940)